Share Options and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2011
Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company’s share option plans for the years ended December 31, 2011, December 31, 2010 and December 31, 2009:

	Options Granted Under Plans *	Number of Shares *	Weighted Average Exercise Price *	Weighted Average Grant Date Fair Value *
Outstanding at December 31, 2008	5,222,263	5,222,263	$17.98	$7.24
Granted	932,133	932,133	$21.54	$8.47
Exercised	(489,370)	(489,370)	$9.03	$4.07
Cancelled	(256,804)	(256,804)	$26.60	$10.09
Outstanding at December 31, 2009	5,408,222	5,408,222	$18.99	$7.60
Granted	1,038,327	1,038,327	$24.34	$9.08
Exercised	(1,237,015)	(1,237,015)	$10.64	$4.69
Cancelled	(410,857)	(410,857)	$25.86	$9.91
Outstanding at December 31, 2010	4,798,677	4,798,677	$21.71	$8.47
Granted	989,449	989,449	$19.66	$8.20
Exercised	(430,340)	(430,340)	$10.84	$4.80
Cancelled	(454,968)	(454,968)	$25.77	$9.87
Outstanding at December 31, 2011	4,902,818	4,902,818	$21.87	$8.61

Vested and exercisable at December 31, 2011	2,368,508	2,368,508	$20.35	$8.08

Non Vested Shares Outstanding
Non vested shares outstanding as at December 31, 2011 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	989,449	19.66	8.20
Vested	(836,737)	23.00	9.01
Forfeited	(292,076)	26.31	10.00

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2011:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$8.60	328,374	1.13	$8.60	328,374	$8.60
$8.88	17,000	0.09	$8.88	17,000	$8.88
$10.42	20,000	2.04	$10.42	20,000	$10.42
$11.00	455,653	2.09	$11.00	455,653	$11.00
$15.47	810	5.33	$15.47	270	$15.47
$15.84	103,000	5.33	$15.84	41,200	$15.84
$16.80	150,000	7.83	$16.80	-	$16.80
$17.17	30,000	7.85	$17.17	-	$17.17
$17.30	24,000	2.64	$17.30	24,000	$17.30
$18.00	70,000	2.83	$18.00	70,000	$18.00
$18.98	9,000	4.87	$18.98	5,400	$18.98
$19.45	33,000	6.82	$19.45	6,600	$19.45
$20.16	2,000	6.87	$20.16	400	$20.16
$20.28	749,339	7.17	$20.28	1,500	$20.28
$21.25	664,950	3.13	$21.25	523,894	$21.25
$21.76	1,000	3.31	$21.76	800	$21.76
$22.10	11,000	5.56	$22.10	4,400	$22.10
$22.26	574,818	5.15	$22.26	230,383	$22.26
$22.60	2,000	3.65	$22.60	1,600	$22.60
$22.93	10,000	7.56	$22.93	-	$22.93
$23.06	10,000	6.62	$23.06	2,000	$23.06
$23.20	4,000	6.70	$23.20	800	$23.20
$24.25	150,000	6.18	$24.25	-	$24.25
$24.46	651,264	6.17	$24.46	134,962	$24.46
$26.20	2,400	6.38	$26.20	480	$26.20
$26.27	2,000	4.81	$26.27	1,200	$26.27
$27.91	2,000	6.42	$27.91	400	$27.91
$29.45	8,000	6.33	$29.45	1,600	$29.45
$35.33	808,210	4.15	$35.33	489,292	$35.33
$36.05	6,000	4.40	$36.05	4,500	$36.05
$36.20	2,000	4.33	$36.20	1,200	$36.20
$41.25	1,000	4.67	$41.25	600	$41.25
$8.60 - $41.25	4,902,818	4.68	$21.87	2,368,508	$20.35

Weighted Average Fair Values and Assumptions Used
 The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009

Weighted average fair value	$8.20	$9.08	$8.47

Assumptions:
Expected volatility	45%	45%	45%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.4%	1.5%	0.2%
Expected life	5.0 years	4.05 years	5.11 years

RSU Granted During Period
The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group.  Details of RSU’s granted during the year ended December 31, 2011 were as follows:

RSU’s Awarded		Date of Award	Vesting Date	Market Price on Date of Award

100,000		February 10, 2011	February 10, 2016	$22.11

120,000	*	March 3, 2011	March 3, 2014	$20.28

10,000		June 7, 2011	June 7, 2014	$24.60

100,000		October 1, 2011	October 1, 2014	$16.08

5,000		October 27, 2011	October 27, 2014	$17.65

30,000		November 7, 2011	November 7, 2014	$17.17

* includes 100,000 RSU’s awarded to Mr. Peter Gray which are not expected to vest following his retirement as CEO of the Company on September 30, 2011.

Movement in Non-vested RSU's
The following table summarizes the movement in non-vested RSU’s during the year ended December 31, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	365,000	$19.46
Vested	(1,256)	$41.95

Non vested outstanding at December 31, 2011	365,000	$19.46

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the year ended December 31, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Year ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Direct costs	$5,155	$4,049	$3,776
Selling, general and administrative	$4,200	$3,359	$3,577

Total compensation costs	$9,355	$7,408	$7,353